Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Changes in Group's Liabilities Arising from Financing Activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Short-term debt	Long-term debt	Lease liabilities/finance lease obligations	Dividend payable	Deposits with Finance Company	Other payables in respect of certain equity transactions	Total
	RMB millions	RMB millions	RMB millions	RMB millions	RMB millions	RMB millions	RMB millions
					(Note (i))
Balance as at January 1, 2018	54,558	49,742	77	—	—	206	104,583
Financing cash flows	(5,021)	(4,073)	(73)	(7,745)	—	(226)	(17,138)
New finance leases	—	—	200	—	—	—	200
Interest expenses	—	304	12	—	—	—	316
Foreign exchange loss	—	18	—	—	—	—	18
Reduction of capital by non-controlling interests	—	—	—	—	—	20	20
Distribution to non-controlling interests	—	—	—	177	—	—	177
Dividends declared	—	—	—	7,568	—	—	7,568

Balance as at December 31, 2018	49,537	45,991	216	—	—	—	95,744

Change in accounting policy	—	—	45,648	—	—	—	45,648

Balance as at January 1, 2019	49,537	45,991	45,864	—	—	—	141,392
Financing cash flows	(7,010)	(9,782)	(10,699)	(9,072)	4,098	(8)	(32,473)
New leases	—	—	8,856	—	—	—	8,856
Lease modifications	—	—	(589)	—	—	—	(589)
Transferred to accounts payables	—	—	(2,900)	—	—	—	(2,900)
Interest expenses	—	284	1,607	—	—	—	1,891
Foreign exchange loss	—	2	7	—	—	—	9
Acquisition of non-controlling interests	—	—	—	—	—	8	8
Distribution to non-controlling interests	—	—	—	181	—	—	181
Dividends declared	—	—	—	8,891	—	—	8,891

Balance as at December 31, 2019	42,527	36,495	42,146	—	4,098	—	125,266

Notes:

(i)
As of December 31, 2019, the balance of deposits with Finance Company amounting to RMB4,098 (December 31, 2018: nil) were included in amounts due to China Telecom Group in accrued expenses and other payables (Note 20).

(ii)
For the year ended December 31, 2019, other than the net financing cash outflows totalling RMB32,473 as presented above: E-surfing Pay, a subsidiary of the Company, received RMB90 as part of the total consideration amounting to RMB945 in respect of contribution from non-controlling interests (Note 20); Finance Company, a subsidiary of the Company, received RMB1,500 in respect of contribution from non-controlling interests (Note 25), and placed statutory reserve deposits amounting to RMB405 at the People’s Bank of China which is included in the balance of short-term bank deposits as of
December 31, 2019.